Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
2022	$ 113,218
2023	133,439
2024	124,876
2025	38,050
2026	14,464
Thereafter	27,901
Total	$ 451,948